Condensed Financial Information of DHT Holdings, Inc. (parent company only), Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	$ 73,680		$ (46,927)		$ 6,602
Items included in net income not affecting cash flows [Abstract]
Amortization			1,500
Impairment charge	0		3,500		8,540
Compensation related to options and restricted stock	2,331		2,599		4,948
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	(1,033)		8,234		5,407
Net cash provided by operating activities	155,956		53,985		101,817
Cash flows from Investing Activities [Abstract]
Net cash used in investing activities	(53,369)		(188,165)		(186,545)
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(28,685)		(11,487)		(23,328)
Purchase of treasury shares	(3,248)		(5,026)		0
Issuance of convertible bonds	(7)		38,945		0
Repayments of convertible bonds	(6,426)		0		0
Purchase of convertible bonds	0		0		(17,104)
Net cash (used in)/provided by financing activities	(130,176)		151,832		52,725
Net (decrease)/increase in cash and cash equivalents	(27,588)		17,652		(32,003)
Cash and cash equivalents at beginning of period	94,944	[1],[2]	77,292		109,295
Cash and cash equivalents at end of period	67,356	[1],[2]	94,944	[1],[2]	77,292
Parent Company [Member]
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	26,975		(86,143)		20,293
Items included in net income not affecting cash flows [Abstract]
Amortization	5,459		4,733		4,170
Impairment charge	(455)		93,452		4,948
Compensation related to options and restricted stock	693		663		4,948
(Gain)/loss purchase convertible bond	0		3,589		(1,035)
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	(500)		(125)		4,305
Accounts payable and accrued expenses	(1,317)		2,279		(291)
Amounts due to related parties	(63,280)		(72,365)		11,782
Net cash provided by operating activities	(32,425)		(53,917)		49,119
Cash flows from Investing Activities [Abstract]
Loans to subsidiaries	75,500		58,990		82,814
Investments in vessels under construction	0		(21,263)		(86,004)
Net cash used in investing activities	75,500		37,727		(3,191)
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(28,685)		(11,487)		(23,328)
Purchase of treasury shares	(3,248)		(5,026)		0
Issuance of convertible bonds	(7)		38,945		0
Repayments of convertible bonds	(6,426)		0		0
Purchase of convertible bonds	0		0		(17,104)
Net cash (used in)/provided by financing activities	(38,366)		22,432		(40,431)
Net (decrease)/increase in cash and cash equivalents	4,709		6,242		5,497
Cash and cash equivalents at beginning of period	17,783		11,540		6,043
Cash and cash equivalents at end of period	$ 22,492		$ 17,783		$ 11,540

[1]	Amortized cost.
[2]	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.